Net Loss Per Share (Details) - Schedule of antidilutive securities excluded from computation of earnings per share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	192,330,904	190,226,598	187,174,575	185,984,262
Convertible redeemable preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	125,817,855	125,472,147	125,472,147	120,384,609
Stock options and restricted stock units outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	29,878,777	29,025,351	29,149,349	26,674,987
Warrants for convertible redeemable preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	28,259,306	28,808,183	28,808,183	29,477,295
Warrants for common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	374,353	354,353	354,353	354,353
Shares reserved for future award issuance [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	8,000,613	3,646,982	3,390,543	9,093,018
Contingent compensation put and call options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	0	2,919,582